Segmental information (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of segmental information	(a) Segmental information for the consolidated income statement

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2020	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	3,022	2,727	1,064	775	2,837	785	(785)	10,425	11	10,436
Net sales
At budgeted exchange rates(i)	2,790	1,442	790	641	1,418	824	(786)	7,119	11	7,130
Acquisitions and disposals	7	—	5	—	—	—	—	12	—	12
SC&P allocation	5	21	2	6	4	(38)	—	—	—	—
Retranslation to actual exchange rates	(101)	(20)	(52)	(68)	(27)	(1)	1	(268)	—	(268)
Net sales	2,701	1,443	745	579	1,395	785	(785)	6,863	11	6,874
Operating profit/(loss)
At budgeted exchange rates(i)	1,325	461	124	246	391	(23)	—	2,524	(98)	2,426
Acquisitions and disposals	(9)	—	—	—	—	—	—	(9)	—	(9)
SC&P allocation	(13)	—	—	(10)	—	23	—	—	—	—
Fair value remeasurement of contingent consideration	(4)	(7)	—	—	—	—	—	(11)	—	(11)
Fair value remeasurement of biological assets	—	—	—	3	—	—	—	3	—	3
Retranslation to actual exchange rates	(73)	(8)	(29)	(42)	(5)	—	—	(157)	4	(153)
Operating profit/(loss) before exceptional items	1,226	446	95	197	386	—	—	2,350	(94)	2,256
Exceptional items	—	(17)	—	—	—	—	—	(17)	—	(17)
Operating profit/(loss)	1,226	429	95	197	386	—	—	2,333	(94)	2,239
Non-operating items										5
Net finance charges										(200)
Share of after tax results of associates and joint ventures										154
Profit before taxation										2,198

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2019	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	2,830	2,971	1,212	893	2,898	811	(811)	10,804	27	10,831
Net sales
At budgeted exchange rates(i)	2,395	1,617	825	679	1,455	874	(811)	7,034	27	7,061
Acquisitions and disposals	25	5	17	—	1	—	—	48	—	48
SC&P allocation	8	37	3	8	7	(63)	—	—	—	—
Retranslation to actual exchange rates	74	7	3	(7)	14	—	—	91	—	91
Net sales	2,502	1,666	848	680	1,477	811	(811)	7,173	27	7,200
Operating profit/(loss)
At budgeted exchange rates(i)	1,098	573	164	250	424	73	—	2,582	(84)	2,498
Acquisitions and disposals	1	(2)	—	—	—	—	—	(1)	—	(1)
SC&P allocation	11	37	3	12	10	(73)	—	—	—	—
Fair value remeasurement of contingent consideration	(4)	—	—	—	—	—	—	(4)	—	(4)
Fair value remeasurement of biological assets	—	—	—	4	—	—	—	4	—	4
Retranslation to actual exchange rates	14	7	(8)	(9)	(2)	—	—	2	2	4
Operating profit/(loss) before exceptional items	1,120	615	159	257	432	—	—	2,583	(82)	2,501
Exceptional items	—	—	—	—	(59)	—	—	(59)	—	(59)
Operating profit/(loss)	1,120	615	159	257	373	—	—	2,524	(82)	2,442
Non-operating items										—
Net finance charges										(154)
Share of after tax results of associates and joint ventures										176
Profit before taxation										2,464

(i) These items represent the IFRS 8 performance measures for the geographical and SC&P segments.

(1)    The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segmental sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segmental sales are not material.

(2)    The group’s net finance charges are managed centrally and are not attributable to individual operating segments.

(3)    Approximately 43% of calendar year net sales occurred in the last four months of 2020.

Schedule Of Category And Geographical Analysis
(b) Category and geographical analysis

	Category analysis					Geographic analysis
Six months ended	Spirits £ million	Beer £ million	Ready to drink £ million	Other £ million	Total £ million	Great Britain £ million	United States £ million	India £ million	Rest of World £ million	Total £ million
31 December 2020
Sales(i)	8,648	1,310	363	115	10,436	1,044	2,817	1,650	4,925	10,436
31 December 2019
Sales(i)	8,739	1,585	356	151	10,831	989	2,644	1,698	5,500	10,831
(i) The geographical analysis of sales is based on the location of third party customers.